Segment reporting (Details 4) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Total non-current assets	$ 53,907,227	$ 24,807,923
PRC [Member]
Total non-current assets	6,973,528	16,838,861
United States of America [Member]
Total non-current assets	$ 46,933,699	$ 7,969,062